Shareholder Report, Average Annual Return (Details) 74200192900_Franklin Templeton SMACS Series C_Single Class_TSR Annual {Single Class}	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Franklin Templeton SMACS: Series C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Templeton SMACS: Series C
Average Annual Return, Percent	4.62%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.23%